Earnings per share - Summary of earnings per share (Detail) - AUD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (26,778)	$ (20,465)	$ (25,014)
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (26,778)	$ (20,465)	$ (25,014)
Weighted average number of ordinary shares used in calculating basic and diluted earnings per share	263,676,313	184,284,350	132,467,686
Basic earnings per share	$ (0.1016)	$ (0.1123)	$ (0.1888)
Diluted earnings per share	$ (0.1016)	$ (0.1123)	$ (0.1888)